Contingencies	12 Months Ended
Dec. 31, 2025
Contingencies
Contingencies
27	Contingencies

(a)
The Group is involved in a number of legal matters, including applications to approve the filing of class actions, some of which may involve significant amounts. The developments and/or resolutions in some of such matters, including through either negotiations or litigation, are subject to a high level of uncertainty that cannot be reliably quantified at the reporting date.

In addition, regulators in certain jurisdictions have become more active in their regulatory oversight over our industry by, among others, increased audit activities and introduction of new regulation relating to the contractual relations between carriers and their customers. In the U.S., the Ocean Shipping Reform Act of 2022 (OSRA) mandated a series of rulemaking projects by the Federal Maritime Commission (FMC) and in February 2023, the FMC published a final rule that prohibits the collection of detention and demurrage charges from U.S. truckers and consignees on import. Recent ruling by a U.S. Federal Court of Appeals upheld the validity of collection by ocean carriers of detention and demurrage charges from U.S. truckers.

(b)
As at December 31, 2025, the aggregated exposure in excess of provision amounts recorded by the Group with respect to legal matters, excluding those discloses below, as well as excluding claims in the ordinary course of business, which are covered by insurance, is estimated at approximately US$ 10 million.

In addition, within the ordinary course of business, the Company and its subsidiaries provided guaranties, which as at December 31, 2025 amounted to approximately US$ 46 million.

(c)
During 2017, the Company was served, together with another defendant, with an application to the Central District Court in Israel to approve the filing of class action in Israel, related to alleged breaches of competition laws in respect of carriage of vehicles form South-East Asia to Israel. The applicants estimated the total damage caused to the class of plaintiffs at a total of NIS 403 million (approximately US$ 126 million) based on an expert opinion attached to the application, although it may not necessarily be correct and/or relevant to the Company. Management, based on legal advice, believes that it has good defense arguments for dismissing the application of the claim to be approved as a class action and it is more likely than not that such application will be dismissed.

(d)
During 2017, in one jurisdiction, courts ruled against shipping agencies operating in this jurisdiction in respect of alleged overcharging of local charges from customers, including a subsidiary of the Company. The shipping agencies in that jurisdiction (including the subsidiary) have appealed to the local Supreme Court against this ruling. The shipping agencies are conducting negotiations to achieve an out of court settlement.

(e)
During 2020, in a certain jurisdiction, a claim was filed against the Company, together with other carriers operating in that jurisdiction, regarding competition and commercial issues. The involved carriers jointly responded to the claim, as well as filed a motion for its dismissal which was later denied. Subsequently, the involved carriers have filed a motion for leave to file an appeal, while the hearing of this matter is progressing.

(f)
During 2020, in a certain jurisdiction, the Company was served with a demand letter alleging the use by the Company of confiscated property in another jurisdiction for which the potential plaintiffs are allegedly entitled to compensation. Management, based on legal advice, believes it is more likely than not that this matter, if materialized to an asserted claim, will be rejected.

(g)	In January 2022, an industry-related investigation involving a subsidiary of the Company was initiated in a certain jurisdiction. Since then, there were no significant updates relating to this matter.

(h)
In September 2022, a certain customer filed a complaint against the Company with the Federal Maritime Commission (FMC), alleging that the Company overly charged certain demurrage, detention and storage fees, in violation of the applicable regulation. In April 2025, the FMC provided its decision on this matter according to which the Company is required to compensate the customer in an amount of approximately US$ 4 million. The Company and the customer each filed an appeal on this decision.

(i)
In September 2022, following communications between the parties, the Company was approached by a state regulator in a certain jurisdiction indicating that the Company did not meet the local environmental regulation. In October 2025, the Company and the regulator reached a settlement on this matter.

(j)
In June 2023, a local court accepted an appeal on the decision to exclude a subsidiary of the Company from an industry-related competition law investigation, initiated in 2020. In September 2025, the Company’s subsidiary was informed that the investigation was concluded without any finding of violation on its part.

(k)
In December 2023, in one jurisdiction, the Company’s wholly owned subsidiary was approached by the local customs authorities with a request to provide information regarding voyages of the Company’s vessels to that jurisdiction, which included carriage of military cargo, in order to ascertain if the Company had all the necessary permits to carry such cargo to, through, and from that jurisdiction. Simultaneously at that jurisdiction, a criminal complaint was filed against the Company, coupled with a request to appoint an investigating judge to investigate an alleged violation of local law by the Company by virtue of the Company arriving to that jurisdiction with military cargo on board. At this stage, based on the opinion of the Company’s legal advisors, the outcome of these proceedings cannot be assessed.

(l)
During the third quarter of 2024, the Company was approached by the Federal Maritime Commission (FMC), requesting the Company to provide certain information regarding its demurrage and detention practices vis-à-vis a number of its customers during the period of 2023 and 2024. In June 2025, the Company received a notice of proposed fine of US$ 10 million from the FMC, which is primarily related to the Company’s cargo hold practices that are based on the wording of the contracts with its customers. The Company is currently reviewing with its counsel the notice received. The Company believes that it has good arguments against the imposition of fine on the Company and against the amount proposed to be imposed with respect to this matter.

(m)
In December 2025, a labor dispute was declared by the employees’ unions of the Company at the head office, in respect of the potential involvement of the Company in a merger transaction. Subsequently, following the announcement of the signing of a merger agreement between the Company and Hapag Llyod on February 16, 2026, the employees’ union intensified its measures in opposition to the merger transaction, and commenced strike measures that interrupted with the orderly operations of the Company.

(n)

In February 2026, a subsidiary of the Company was notified that a certain third-party entity, which the subsidiary previously appointed as its representative, may have breached certain local regulations. The Company is reviewing this matter with its legal advisors.

(o)

The matters mentioned in sections (d), (e), (g), (k), (l) and (m) above do not include a specific claimed amount, and/or, based on the Group’s legal advisors, the outcome of which, if any, can't be assessed at this preliminary stage.

Those matters, based on their alleged claims, regardless of their validity and merits, may each result in a potential exposure of tens of millions of US dollars. However, the developments and/or resolutions in such matters, including through either negotiations or litigation, are subject to significant level of uncertainty that cannot be reliably quantified at the reporting date.

(p)
Based on legal advice and management estimation, the Group included a provision in its financial statements in respect of amounts it is more likely than not to bear. Regarding the provision recognized in respect of legal matters, including insurance claims - see Note 16.